Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Cash Flow Hedge:
Derivative, Notional Amount	[1]	¥ 1,485,100.0		¥ 1,410,100.0
Credit Derivatives:
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate		33.0		22.0
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate		2,327.0		2,612.0
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, in approximate		1,000.0		2,000.0
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, posted collateral, in approximate		251.0		370.0
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade		81.0		156.0
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade		¥ 79.0		¥ 85.0
MUAH [Member]
Cash Flow Hedge:
Approximate amount of income expected to be reclassified to net interest income during the twelve months ending December 31, 2017			¥ 9.8
Fair Value Hedges:
Type of fair value hedging instruments used in interest rate hedging strategy			Interest rate swaps
Objective for interest rate hedging strategy			Mitigates the changes in fair value of the hedged liability caused by changes in the designated benchmark interest rate, U.S. dollar LIBOR
MUAH [Member] | Interest Rate Swap I [Member]
Cash Flow Hedge:
Derivative, Description of hedged item			Benchmark interest rate on LIBOR indexed loans
MUAH [Member] | Interest Rate Swap I [Member] | Maximum [Member]
Fair Value Hedges:
Gains on the hedging instruments			¥ 1.0		¥ 1.0
Losses on the hedged liability			¥ (1.0)		¥ (1.0)
MUAH [Member] | Interest Rate Swap II [Member]
Cash Flow Hedge:
Derivative, Description of hedged item			Benchmark interest rate on LIBOR indexed short-term borrowings
MUAH [Member] | Cash Flow Hedging [Member] | Weighted Average [Member]
Cash Flow Hedge:
Remaining life of the active cash flow hedges, in years			3 years 8 months 2 days
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Swap I [Member]
Cash Flow Hedge:
Derivative, Notional Amount			¥ 1,764.8
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Swap II [Member]
Cash Flow Hedge:
Derivative, Notional Amount			¥ 36.0

[1]	Includes both written and purchased positions.